Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following reconciles the net assets available for benefits per the financial statements to the net assets per the Entergy Savings Plan Form 5500 as of December 31, 2025 and 2024:

	Net Assets Available for Benefits
	2025	2024
Net assets available for benefits per the financial statements	$4,805,037,142	$4,390,182,136
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(13,204,687)	(25,444,575)
Participant loans treated as deemed distributions, including accrued interest	(1,025,415)	(932,024)
Total assets per Form 5500, at fair value	4,790,807,040	4,363,805,537

Benefit claims payable liability	(319,753)	(171,720)
Net assets per Form 5500	$4,790,487,287	$4,363,633,817

The following reconciles the increase in net assets on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 to the net income on the Entergy Savings Plan Form 5500 for the year ended December 31, 2025:

Increase in net assets per the financial statements	$414,855,006
Reverse: Prior year adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	25,444,575
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(13,204,687)
Reverse: Prior year benefit claims payable liability	171,720
Benefit claims payable liability	(319,753)
Reverse: Prior year participant loans treated as deemed distributions, including accrued interest	932,024
Participant loans treated as deemed distributions, including accrued interest	(1,025,415)
Net income per Form 5500	$426,853,470